[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 25, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First American Investment Funds, Inc (the “Registrant”)
(Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, the Nuveen Core Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Intermediate Government Bond Fund, Nuveen Intermediate Term Bond Fund, Nuveen Short Term Bond Fund and Nuveen Total Return Fund; the Prospectus for the Nuveen Short Tax Free Fund, Nuveen Intermediate Tax Free Fund, Nuveen Tax Free Fund, Nuveen California Tax Free Fund, Nuveen Colorado Tax Free Fund, Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Missouri Tax Free Fund, Nuveen Nebraska Municipal Bond Fund, Nuveen Ohio Tax Free Fund and Nuveen Oregon Intermediate Municipal Bond Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 110, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on March 21, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren